Organization and Basis of Presentation (Details)	Aug. 13, 2019	Mar. 31, 2016
XinZhan [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage		75.20%
Park Ha Jiangsu [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage	75.20%